3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Beginning Balance	$ (2,606)	$ (2,070)
Warrants issued during the period	(377)	(1,428)
Change in fair value during the period	$ 1,395	568
Transfer to equity as a result of changes to provisions		$ 324
Ending Balance	(1,588)	(2,606)
Senior Secured Debt
Beginning Balance	$ 0
Warrants issued during the period	(377)
Change in fair value during the period	$ (529)
Ending Balance	(906)
Series B Warrants
Beginning Balance	$ (1,461)	$ (1,483)
Warrants issued during the period	0	0
Change in fair value during the period	$ 849	22
Transfer to equity as a result of changes to provisions		$ 0
Ending Balance	(612)	(1,461)
Series C Warrants
Beginning Balance	$ (1,145)	$ 0
Warrants issued during the period	0	(1,428)
Change in fair value during the period	$ 1,075	283
Transfer to equity as a result of changes to provisions		$ 0
Ending Balance	(70)	(1,145)
Public Offering Warrants
Beginning Balance		$ (587)
Warrants issued during the period		0
Change in fair value during the period		263
Transfer to equity as a result of changes to provisions		$ 324
Ending Balance		0